Employee Benefit Plans (AOCI ) (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (284)	$ (330)
Past service (gains)	(3)	(3)
Regulatory Assets	282	309
Accumulated Other Comprehensive Income (Loss), before Tax, Total	563	636
Deferred Tax Assets, Defined Benefit Plan	(15)	(16)
Net amount in AOCI after tax adjustment	548	620
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(11)	(15)
Past service (gains)	(11)	(19)
Regulatory Assets	74	48
Accumulated Other Comprehensive Income (Loss), before Tax, Total	74	44
Deferred Tax Assets, Defined Benefit Plan	(1)	1
Net amount in AOCI after tax adjustment	$ 73	$ 45